Note 11 - Commitments and Contingencies (Details Textual)							12 Months Ended		42 Months Ended
	Dec. 16, 2020 USD ($)	Sep. 17, 2020 USD ($)	Aug. 24, 2020 USD ($)	Jul. 14, 2020 USD ($)	Apr. 22, 2020 USD ($)	Sep. 18, 2017 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Research and Development Expense, Total							$ 352,274	$ 1,543,397
Repayment of Iliad Note [Member] | Judicial Ruling [Member]
Litigation Settlement, Amount Awarded to Other Party				$ 3,264,594
Litigation Settlement, Payment	$ 3,006,015
Payment of Services Provided by Contractor [Member] | Pending Litigation [Member]
Loss Contingency, Damages Sought, Value					$ 73,050
Payment of Services Provided by Contractor [Member] | Settled Litigation [Member]
Payments for Legal Settlements		$ 25,000
Reduction in Cost Basis of Fixed Asset Related to Litigation		$ 48,050
Agreement With Louisiana State University AgCenter [Member]
Term of Agreement (Year)						5 years	3 years
Option to Renew Agreement, Amount						2
Term of Agreement, Renewal (Year)						5 years
Research and Development Expense, Total						$ 500,000	$ 250,000		$ 750,000
Annual Research Contributions			$ 250,000